Condensed Interim Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash	$ 690,798	$ 1,513,591	$ 82,736
Trade and other receivables	62,263	44,932	78,441
Prepaid expenses and deposits	115,155	146,452	127,239
Total current assets	868,216	1,704,975	288,416
Non-current assets
Reclamation deposits	75,000	75,000	145,000
Property and equipment, net of accumulated depletion and depreciation	10,471,137	10,281,248	10,361,419
Right of use asset, net			146,912
Total assets	11,414,353	12,061,223	10,941,747
Current liabilities
Trade and other payables	3,839,324	3,786,909	3,228,327
Loans payable	160,936	160,936	125,936
Convertible debentures	2,802,226	1,365,000
Debt subscription proceeds		2,250,000
Lease liability – current portion			77,069
Total current liabilities	6,802,486	7,562,845	3,431,332
Non-current liabilities
Asset retirement obligations	407,948	392,977	260,167
Lease liability, less current portion			81,456
Total liabilities	7,210,434	7,955,822	3,772,955
Stockholders’ Equity
Common stock value	14,947,150	14,947,150	14,947,150
Additional paid-in capital	7,402,555	5,475,316	4,549,431
Accumulated other comprehensive loss	(127,413)	(127,413)	(127,413)
Accumulated deficit	(18,018,373)	(16,189,652)	(12,200,376)
Total stockholders’ equity	4,203,919	4,105,401	7,168,792
Total liabilities and stockholders’ equity	$ 11,414,353	$ 12,061,223	$ 10,941,747